Equity in Net (Losses) Earnings of Affiliates	9 Months Ended
Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Equity in Net (Losses) Earnings of Affiliates
EQUITY IN NET (LOSSES) EARNINGS OF AFFILIATES

(in thousands of $)	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Share of net (loss) earnings in Golar Partners	(1,763)	12,756
Share of net loss in Golar Power	(12,460)	(2,679)
Share of net loss in OneLNG	(5,281)	—
Share of net earnings in Egyptian Company for Gas Services ("ECGS")	404	41
	(19,100)	10,118

Our share of net loss in Golar Partners includes a non-cash loss on deemed disposal of $17.0 million for the nine months ended September 30, 2017, being the dilutive impact on our ownership interest due to further issuances of common units by Golar Partners in February 2017. In addition, our share of net loss in Golar Partners includes a charge of $16.2 million for the nine months ended September 30, 2017 (September 30, 2016: $25.6 million) in relation to the amortization of the basis difference primarily in relation to the $854.0 million gain on loss of control recognized upon deconsolidation in 2012.

The carrying amounts of our investments in our equity method investments as at September 30, 2017 and December 31, 2016 are as follows:

(in thousands of $)	September 30, 2017	December 31, 2016
Golar Partners	470,673	507,182
Golar Power	203,426	126,534
OneLNG	4,919	10,200
ECGS	5,267	4,864
Equity in net assets of affiliates	684,285	648,780